Long-term debt - Schedule of Long-term Debt (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 419	$ 359
Current portion	17	31
Long-term portion	$ 402	$ 328
Weighted average remaining life (years)	2.0 Years	2.3 Years
Weighted average interest rate	5.80%	6.00%
Bankers acceptances and prime rate loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 337	$ 253
5.90%, US$5 Million, maturing May 31, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	6	5
6.30%, US$24 Million, maturing May 29, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		31
6.40%, US$4 Million, maturing May 29, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	6	5
9.32%, US$8 Million, maturing May 5, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	11	10
5.85%, US$10 Million, maturing March 16, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	13	12
4.88%, US$13 Million, maturing December 2, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	18	17
4.98%, US$6 Million, maturing December 2, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8	7
5.23%, US$2 Million, maturing December 2, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3	3
4.79%, US$12 Million, maturing November 30, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 17	$ 16